Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Revenues:
Net advertising revenues	$ 142,679	[1]	863,737	[1]	610,160	[1]	465,824	[1]
Paid service revenues	92,627	[1]	560,738	[1]	500,844	[1]	484,768	[1]
Total revenues	235,306	[1]	1,424,475	[1]	1,111,004	[1]	950,592	[1]
Cost of revenues	(115,030)	[1]	(696,355)	[1]	(631,299)	[1]	(554,676)	[1]
Gross profit	120,276		728,120		479,705		395,916
Operating expenses:
Sales and marketing expenses	(45,162)	[1]	(273,399)	[1]	(197,038)	[1]	(164,082)	[1]
General and administrative expenses	(16,164)	[1]	(97,849)	[1]	(106,736)	[1]	(77,078)	[1]
Technology and product development expenses	(17,953)	[1]	(108,683)	[1]	(91,292)	[1]	(69,021)	[1]
Total operating expenses	(79,279)	[1]	(479,931)	[1]	(395,066)	[1]	(310,181)	[1]
Income from operations	40,997		248,189		84,639		85,735
Other income:
Interest income	5,414		32,775		32,869		9,682
Foreign currency exchange gain	3,252		19,687		1,897		19,343
Others, net	2,471		14,960		4,931		2,861
Income before tax	52,134		315,611		124,336		117,621
Income tax expense	(6,209)		(37,588)		(16,977)		(15,146)
Net income	45,925		278,023		107,359		102,475
Net loss attributable to noncontrolling interests	253		1,531		0		0
Net income attributable to Phoenix New Media Limited	46,178		279,554		107,359		102,475
Accretion to convertible redeemable preferred share redemption value							(773,623)
Income allocation to participating preferred shares	0		0		0		(6,172)
Net (loss)/income attributable to ordinary shareholders	46,178		279,554		107,359		(677,320)
Net income	45,925		278,023		107,359		102,475
Other comprehensive loss, net of tax: foreign currency translation adjustment	(3,829)		(23,179)		(1,979)		(33,968)
Comprehensive income	42,096		254,844		105,380		68,507
Comprehensive loss attributable to noncontrolling interests	253		1,531		0		0
Comprehensive income attributable to Phoenix New Media Limited	42,349		256,375		105,380		68,507
Net (loss)/income attributable to ordinary shareholders	$ 46,178		279,554		107,359		(677,320)

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2011 2012 2013 2013 RMB RMB RMB US$ Net advertising revenues 26,201 35,438 45,127 7,454 Paid service revenues 445,096 429,125 413,407 68,290 Cost of revenues (73,833) (67,481) (76,491) (12,635) Sales and marketing expenses (663) (916) (1,040) (172) General and administrative expenses (1,139) (646) (404) (67) Technology and product development expenses (533) - - -